RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of transactions between related parties [abstract]
Schedule of Key Management Personnel Compensation
As a result, the aggregate compensation for the Group’s key management is comprised of the following:

	Year ended December 31,
(in millions of Euros)	2020	2019	2018
Short-term employee benefits	9	9	9
Directors' fees	1	1	1
Share-based compensation	10	10	6
Post-employments benefits	—	—	—
Termination benefits	—	—	—
Employer social contribution	1	1	1
Total	21	21	17